Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Balances of Significant Transactions

		12.31.2022		12.31.2021

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	−	−	255	42
Petrochemical companies (associates)	21	10	26	12
Other associates and joint ventures	72	21	104	13
Subtotal	93	31	385	67
Brazilian government – Parent and its controlled entities
Government bonds	1,689	−	1,446	−
Banks controlled by the Brazilian Government	11,811	1,567	8,417	1,267
Petroleum and alcohol account - receivables from the Brazilian Government	602	−	506	−
Brazilian Federal Government (*)	−	1,422	2	−
Pré-Sal Petróleo S.A. – PPSA	−	57	−	−
Others	58	71	26	54
Subtotal	14,160	3,117	10,397	1,321
Petros	56	301	51	61
Total	14,309	3,449	10,833	1,449
Current	2,603	2,119	2,110	315
Non-Current	11,706	1,330	8,723	1,134

The income/expenses of significant transactions are set out in the following table:

	2022	2021	2020
Joint ventures and associates
BR Distribuidora (now called Vibra Energia)	−	7,936	11,038
Natural Gas Transportation Companies	−	(308)	(1,478)
State-controlled gas distributors (joint ventures)	1,196	2,410	1,723
Petrochemical companies (associates)	4,465	3,553	2,769
Other associates and joint ventures	96	418	265
Subtotal	5,757	14,009	14,317
Brazilian government – Parent and its controlled entities
Government bonds	204	64	41
Banks controlled by the Brazilian Government	71	(157)	(456)
Receivables from the Electricity sector	−	131	72
Petroleum and alcohol account - receivables from the Brazilian Government	62	58	235
Brazilian Federal Government	288	31	(4)
Pré-Sal Petróleo S.A. – PPSA	(657)	(139)	(135)
Others	(79)	(34)	(15)
Subtotal	(111)	(46)	(262)
Petros	(21)	−	(177)
Total	5,625	13,963	13,878
Revenues, mainly sales revenues	5,821	14,672	16,202
Purchases and services	(4)	(494)	(2,074)
Income (expenses)	(804)	(315)	(93)
Foreign exchange and inflation indexation charges, net	299	(59)	(102)
Finance income (expenses), net	313	159	(55)
Total	5,625	13,963	13,878

The compensation of employees (including those occupying managerial positions) and officers in December 2022 and December 2021 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	2022	2021
Lowest compensation	759	678
Average compensation	4,367	3,775
Highest compensation	20,790	19,220
Employees	2022	2021
Number of employees	38,682	38,703

Related-party transactions (Details 3)

		2022			2021
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	2.7	0.1	2.8	2.6	0.1	2.7
Social security and other employee-related taxes	0.8	−	0.8	0.7	−	0.7
Post-employment benefits (pension plan)	0.4	−	0.4	0.3	−	0.3
Variable compensation	2.8	-	2.8	2.5	-	2.5
Benefits due to termination of tenure	0.3	-	0.3	0.6	-	0.6
Total compensation recognized in the statement of income	7.0	0.1	7.1	6.7	0.1	6.8
Total compensation paid	6.3	−	6.3	6.0	0.1	6.1
Monthly average number of members in the period	9.00	11.00	20.00	9.00	10.58	19.58
Monthly average number of paid members in the period	9.00	3.83	12.83	9.00	4.50	13.50